July 1, 2026

BNY MELLON ETF TRUST
-BNY Mellon Core Bond ETF

Supplement to Current Summary Prospectus, Prospectus and
Statement of Additional Information (SAI)

The following information supersedes and replaces the information in the second paragraph in the "Portfolio Management" section in the summary prospectus and "Fund Summary – Portfolio Management" section in the prospectus:

Marlene Walker Smith and Bryan Steele, the primary portfolio managers of the fund, are jointly and primarily responsible for management of the fund. Ms. Walker Smith has been a primary portfolio manager of the fund since June 2025 and Mr. Steele has been a primary portfolio manager of the fund since July 2026. Ms. Walker Smith is a Senior Director and Chief Investment Officer at Mellon. Mr. Steele is a Senior Vice President and Senior Portfolio Manager at Mellon.

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The following information supersedes and replaces the information in the first and seventh paragraphs in the "Fund Details – Management – Portfolio Managers" section in the prospectus:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith are primary portfolio managers of the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF. Marlene Walker Smith and Bryan Steele are the primary portfolio managers of the BNY Mellon Core Bond ETF. Messrs. France, Frysinger, Stoll and Ms. Sheremeta have been primary portfolio managers of the respective funds since October 2020. Ms. Walker Smith has been a primary portfolio manager of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF since October 2020 and a primary portfolio manager of BNY Mellon Core Bond ETF since June 2025. Mr. Steele has been a primary portfolio manager of BNY Mellon Core Bond ETF since July 2026. Each portfolio manager is jointly and primarily responsible for the day-to-day management of such funds' portfolios.

Mr. Steele is a Senior Vice President and Senior Portfolio Manager at Mellon. He has been employed by Mellon since April 2026. He was previously employed by BNY as a Senior Trader from 2018 to April 2026.

All references to Gregory A. Lee are removed from the SAI.

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